Document and Entity Information	Feb. 06, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 06, 2026
Entity Registrant Name	Eikon Therapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-43085
Entity Tax Identification Number	84-2807586
Entity Address Address Line 1	230 Harriet Tubman Way
Entity Address City Or Town	Millbrae
Entity Address State Or Province	CA
Entity Address Postal Zip Code	94030
City Area Code	341
Local Phone Number	777-0566
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	EIKN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001861123